KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2021
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2021	06/30/2020	06/30/2019
Salaries, social security and other benefits	1,721,157	1,905,440	3,940,185
Share-based incentives	1,655,135	3,428,029	—
Total	3,376,292	5,333,469	3,940,185